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                             THE ARCH FUND(R), INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219


                                 April 1, 1998


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  THE ARCH FUND, INC.
          (1933 ACT REGISTRATION NO. 2-79285)
          (1940 ACT REGISTRATION NO. 811-3567)
          ------------------------------------

Ladies and Gentlemen:

          On behalf of The ARCH Fund, Inc. (the "Fund") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that:

     (i)  the Prospectuses for the Fund's

          (a)  Trust Shares, dated March 31, 1998;

          (b) Trust Shares of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios, dated March 31, 1998;

          (c)  Institutional Shares, dated March 31, 1998; and

          (d)  Investor A Shares and Investor B Shares, dated March 31, 1998;

     and the Statement of Additional Information for the Fund, dated March 31, 1998 that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information referenced above contained in Post-Effective Amendment No. 44 to the Fund's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, which was filed on March 31, 1998, and

     (ii) the text of Post-Effective Amendment No. 44 has been filed electronically.

          If you have any questions or comments regarding this filing, do not hesitate to contact Allan J. Oster, Esq. at (215) 988-2935.

                                             Very truly yours,

                                             The ARCH Fund, Inc.

                                             By: /s/ David Bunstine
                                                 ---------------------------
                                                  Assistant Secretary